Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
Schedule H, Line 4i - Schedule of Assets (Held at End-of-Year)
Schedule of assets
	(b)	Description of Investment
	Identity of Issue,	Including Maturity Date,		(e)
	Borrower, Lessor,	Rate of Interest, Collateral,	(d)	Current
(a)	or Similar Party	Par or Maturity Value	Cost	Value

	Fidelity Money Market Fund	Money Market	**	$ 3,851,208
	Federated Government Obligations Fund	Money Market	**	124,093
	American Balanced Fund	Mutual Fund	**	5,790,083
	Dodge & Cox Balanced Fund	Mutual Fund	**	1,233,078
	Growth Fund of America, Inc.	Mutual Fund	**	6,711,922
	T. Rowe Price Equity Income Fund	Mutual Fund	**	2,673,328
	Royce Premier Investment Fund	Mutual Fund	**	1,715,775
	Vanguard Total Stock Market Index Fund	Mutual Fund	**	7,019,988
	Vanguard Short Term Bond Index Fund	Mutual Fund	**	535,575
	EuroPacific Growth Fund	Mutual Fund	**	1,916,125
	American Funds Target Date 2025	Mutual Fund	**	176,955
	American Funds Target Date 2030	Mutual Fund	**	125,431
	American Funds Target Date 2035	Mutual Fund	**	3,379
	American Funds Target Date 2040	Mutual Fund	**	25,498
	American Funds Target Date 2045	Mutual Fund	**	4,460
	American Funds Target Date 2055	Mutual Fund	**	105
	American Funds Target Date 2060	Mutual Fund	**	16,468
*	Community Bancorp.	Marketable Equity Security	**	11,526,281

	Investments at fair value			43,449,752

*	Notes receivable from participants	4.25% - 9.50%,
		various maturities		361,067

				$43,810,819

*	Indicates a party-in-interest to the Plan.
**	Participant directed investments; information not required.